PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2017
Disclosure of employee benefits [Abstract]
PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFITS
PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS
The Company has several contributory and non-contributory defined contribution plans and defined benefit plans for substantially all its employees in Canada and the US.
Defined contribution plans
In the US, the Company maintains a savings retirement plan (401(k) Plan) for the benefit of certain employees who have been employed for at least 90 days. Contribution to this plan is at the discretion of the Company. The Company also maintains 401(k) plans according to the terms of certain collective bargaining agreements.
The Company also contributes to multi-employer plans for employees covered by certain collective bargaining agreements.
In Canada, the Company maintains defined contribution pension plans for its salaried employees and contributes amounts equal to 4% of each participant’s eligible salary.
The amount expensed with respect to the defined contribution plans for the years ended December 31, was $4.7 million in 2017, $4.6 million in 2016 and $4.0 million in 2015.
Defined benefit plans
The Company has, in the US, three defined benefit pension plans (hourly and salaried). Benefits for employees are based on compensation and years of service for salaried employees and fixed benefits per month for each year of service for hourly employees.
In Canada, certain non-union hourly employees of the Company are covered by a plan which provides a fixed benefit per month for each year of service.
In the US, the Company provides group health care benefits to certain retirees. In Canada, the Company provides group health care, dental and life insurance benefits for eligible retired employees.
All defined benefit plans described above are closed to new entrants.
Supplementary executive retirement plans
The Company has Supplementary Executive Retirement Plans (“SERPs”) to provide supplemental pension benefits to certain key executives. The SERPs are not funded and provide for an annual pension benefit, from retirement or termination date, in amounts ranging from $0.2 million to $0.6 million, annually.
Other long-term employee benefit plans
In the US, the Company provides a deferred compensation plan to certain employees. Earnings and losses on the deferral and amounts due to the participants are payable based on participant elections. Assets are held in a Rabbi trust and are composed of corporate owned life insurance policies. Participant investment selections are used to direct the allocation of funds underlying the corporate owned life insurance policies. As of December 31, 2017, the deferred compensation plans assets and liabilities totalled $1.0 million ($0.2 million as of December 31, 2016) and $0.9 million ($0.2 million as of December 31, 2016), respectively, and are presented in other assets and other liabilities, respectively, in the consolidated balance sheets.
Governance and oversight
The defined benefit plans sponsored by the Company are subject to the requirements of the Employee Retirement Income Security Act and related legislation in the US and the Canadian Income Tax Act and provincial legislation in Ontario and Nova Scotia. In addition, all actuarial computations related to defined benefit plans are based on actuarial assumptions and methods determined in accordance with the generally recognized and accepted actuarial principles and practices prescribed by the Actuarial Standards Board, the American Academy of Actuaries and the Canadian Institute of Actuaries.
Minimum funding requirements are computed based on methodologies and assumptions dictated by regulation in the US and Canada. The Company’s practice is to fund at least the statutory minimum required amount for each defined benefit plan’s plan year.
The Company’s Investment Committee, composed of the Company’s Chief Financial Officer, Vice President of Human Resources, Vice President of Treasury, Corporate Controller and General Counsel, makes investment decisions for the Company’s pension plans. The asset liability matching strategy of the pension plans and plan asset performance is reviewed semi-annually in terms of risk and return profiles with external investment management advisors, actuaries and plan trustees. The Investment Committee, together with external investment management advisors, actuaries and plan trustees, has established a target mix of equity, fixed income, and alternative securities based on funded status level and other variables of each defined benefit plan.
The assets of the funded or partially funded defined benefit plans are held separately from those of the Company in funds under the control of trustees.
Information Relating to the Various Plans

A reconciliation of the defined benefit obligations and plan assets is presented in the table below for the years ended:

	Pension Plans		Other plans
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	$	$	$	$
Defined benefit obligations
Balance, beginning of year	79,821	76,172	2,867	3,365
Additions through business acquisitions	—	57	—	—
Current service cost	1,076	1,176	46	22
Interest cost	3,096	3,139	111	143
Benefits paid	(3,406)	(3,260)	(246)	(14)
Actuarial gains from demographic assumptions	(1,052)	(1,131)	(565)	(21)
Actuarial losses from financial assumptions	3,989	1,901	133	141
Experience losses (gains)	2,077	1,383	707	(835)
Foreign exchange rate adjustment	861	384	99	66
Balance, end of year	86,462	79,821	3,152	2,867
Fair value of plan assets
Balance, beginning of year	51,856	50,245	—	—
Interest income	2,025	1,965	—	—
Return on plan assets (excluding amounts included in net interest expense)	5,591	1,705	—	—
Contributions by the employer	3,956	1,357	—	—
Benefits paid	(3,406)	(3,260)	—	—
Administration expenses	(507)	(487)	—	—
Foreign exchange rate adjustment	801	331	—	—
Balance, end of year	60,316	51,856	—	—
Funded status – deficit	26,146	27,965	3,152	2,867

The defined benefit obligations and fair value of plan assets broken down by geographical locations is as follows for the years ended:

	December 31, 2017
	US	Canada	Total
	$	$	$
Defined benefit obligations	72,643	16,971	89,614
Fair value of plan assets	(46,835)	(13,481)	(60,316)
Deficit in plans	25,808	3,490	29,298

	December 31, 2016
	US	Canada	Total
	$	$	$
Defined benefit obligations	68,584	14,104	82,688
Fair value of plan assets	(40,521)	(11,335)	(51,856)
Deficit in plans	28,063	2,769	30,832

The defined benefit obligations for pension plans broken down by funding status are as follows for the years ended:

	December 31, 2017	December 31, 2016
	$	$
Wholly unfunded	11,195	11,050
Wholly funded or partially funded	75,267	68,771
Total obligations	86,462	79,821

A reconciliation of pension and other post-retirement benefits recognized in the consolidated balance sheets is as follows for the years ended:

	December 31, 2017	December 31, 2016
	$	$
Pension Plans
Present value of the defined benefit obligation	86,462	79,821
Fair value of the plan assets	60,316	51,856
Deficit in plans	26,146	27,965
Liabilities recognized	26,146	27,965
Other plans
Present value of the defined benefit obligation and deficit in the plans	3,152	2,867
Liabilities recognized	3,152	2,867
Total plans
Total pension and other post-retirement benefits recognized in balance sheets	29,298	30,832

The composition of plan assets based on the fair value was as follows for the years ended:

	December 31, 2017	December 31, 2016
	$	$
Asset category
Cash	1,308	1,230
Equity instruments	33,559	29,645
Fixed income instruments	23,514	19,180
Real estate investment trusts	1,935	1,801
Total	60,316	51,856

Approximately 80% and 75% of equity and fixed income instruments as of December 31, 2017 and 2016, respectively, were held in mutual or exchange traded funds. None of the benefit plan assets were invested in any of the Company’s own equity or financial instruments or in any property or other asset that was used by the Company.
Most equity, fixed income and real estate investment trusts have quoted prices, or net asset value, in active markets. Certain US government obligations and mutual fund positions are valued at the quoted price, or net asset value, for identical or similar securities reported in active markets.
The following tables present the defined benefit expenses recognized in consolidated earnings for each of the years in the three-year period ended December 31, 2017:

	Pension Plans			Other plans
	2017	2016	2015	2017	2016	2015
	$	$	$	$	$	$
Current service cost	1,076	1,176	1,208	46	22	22
Administration expenses	507	487	307	—	—	—
Net interest expense	1,071	1,174	1,087	111	143	126
Net costs recognized in the statement of consolidated earnings	2,654	2,837	2,602	157	165	148

	Total Plans
	2017	2016	2015
	$	$	$
Current service cost	1,122	1,198	1,230
Administration expenses	507	487	307
Net interest expense	1,182	1,317	1,213
Net costs recognized in the statement of consolidated earnings	2,811	3,002	2,750

The table below presents the defined benefit liability remeasurement recognized in OCI for each of the years in the three-year period ended December 31, 2017:

	Pension Plans			Other plans
	2017	2016	2015	2017	2016	2015
	$	$	$	$	$	$
Actuarial gains from demographic assumptions	1,052	1,131	1,332	565	21	30
Actuarial (losses) gains from financial assumptions	(3,989)	(1,901)	2,652	(133)	(141)	31
Experience (losses) gains	(2,077)	(1,383)	(15)	(707)	835	(22)
Return on plan assets (excluding amounts included in net interest expense)	5,591	1,705	(1,458)	—	—	—
Total amounts recognized in OCI	577	(448)	2,511	(275)	715	39

The Company currently expects to contribute a total of $2.9 million to its defined benefit pension plans and $0.1 million to its health and welfare plans in 2018.

The weighted average duration of the defined benefit obligation as of December 31, 2017 and 2016 is 13 years for US plans for both periods and 19 years and 20 years for Canadian plans, respectively.
The significant weighted average assumptions which were used to measure defined benefit obligations are as follows for the years ended:

	US plans		Canadian plans
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Discount rate
Pension plans (End of the Year) (1)	3.56%	3.88%	3.50%	4.00%
Pension plans (Current Service Cost) (2)	4.01%	3.98%	4.15%	4.25%
Other plans (End of the Year) (1)	3.10%	3.47%	3.50%	4.00%
Other plans (Current Service Cost) (2)	3.67%	3.28%	4.15%	4.25%
Life expectancy at age 65 (in years) (3)
Current pensioner - Male	20	20	22	22
Current pensioner - Female	22	22	24	24
Current member aged 45 - Male	21	21	23	23
Current member aged 45 - Female	24	24	25	25

(1)	Represents the discount rate used to calculate the accrued benefit obligation at the end of the year and applied to other components such as interest cost.

(2)
Represents the discount rate used to calculate annual service cost. Beginning in 2017, the current service cost is calculated using a separate discount rate to reflect the longer duration of future benefit payments associated with the additional year of service to be earned by the plan's active participants. Previously, the current service cost was calculated using the same discount rate used to measure the defined benefit obligation for both active and retired participants.

(3)	Utilizes mortality tables issued by the Society of Actuaries and the Canadian Institute of Actuaries.
These assumptions are developed by management with the assistance of independent actuaries. Discount rates are determined close to each year-end by reference to market yields of high quality corporate bonds that are denominated in the currency in which the benefits will be paid and have terms to maturity approximating the terms of the related pension benefit obligation. Other assumptions are based on current actuarial benchmarks and management’s historical experience.
Significant actuarial assumptions for defined benefit obligation measurement purposes are the discount rate and mortality rate. The sensitivity analysis below has been determined based on reasonably possible changes in the assumptions, in isolation from one another, occurring at the end of the reporting period. This analysis may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in the assumptions would occur in isolation from one another as some of the assumptions may be correlated. An increase or decrease of 1% in the discount rate or an increase or decrease of one year in mortality rate would result in the following increase (decrease) in the defined benefit obligation:

	12/31/2017	12/31/2016
	$	$
Discount rate
Increase of 1%	(10,988)	(10,085)
Decrease of 1%	13,666	12,535
Mortality rate
Life expectancy increased by one year	2,856	2,672
Life expectancy decreased by one year	(2,892)	(2,688)